Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	61,878,429	61,069,260	61,863,332	60,732,605
Effect of dilutive share options outstanding	1,564,178	1,404,385	1,570,928	1,244,421
Weighted average number of ordinary shares for diluted net income per ordinary share	63,442,607	62,473,645	63,434,260	61,977,026